SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of options
Outstanding at the beginning of the year	1,294,810
Granted	836,549
Exercised	(39,422)
Forfeited	(236,128)
Outstanding at the end of the year	1,855,809	1,294,810
Exercisable at the end of the year	1,103,932
Vested and expected to vest at end of year	1,815,258
Weighted average exercise price
Outstanding at the beginning of the year	$ 3.60
Granted	3.38
Exercised	2.01
Forfeited	4.07
Outstanding at the end of the year	3.48	$ 3.60
Exercisable at the end of the year	3.27
Vested and expected to vest at end of year	$ 3.46
Weighted average remaining contractual life (years)
Outstanding at the end of the year	7 years 6 months 26 days	7 years 6 months 26 days
Exercisable at the end of the year	6 years 10 months 10 days
Vested and expected to vest at end of year	7 years 8 months 19 days
Aggregate intrinsic value
Outstanding at the end of the year	$ 555
Exercisable at the end of the year	555
Vested and expected to vest at end of year	$ 544